Quarterly financial information (Unaudited) - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Quarterly financial information (Unaudited)
Repurchase of shares under the put options and expiration of the put options						$ 3,963
Total equity	$ (129,433)		$ (118,706)		$ (129,433)	(118,706)	$ (101,529)	$ (99,812)
Profit for the year	16,625	$ 24,000	14,714	$ (4,000)	30,891	9,311
Fair value upon recognition			0			0
Previously reported
Quarterly financial information (Unaudited)
Profit for the year		$ 28,000		$ (1,000)		13,273
Additional paid-in capital
Quarterly financial information (Unaudited)
Repurchase of shares under the put options and expiration of the put options						3,963
Total equity	$ 29,869		29,656		$ 29,869	29,656	$ 29,831	25,531
Additional paid-in capital | Previously reported
Quarterly financial information (Unaudited)
Repurchase of shares under the put options and expiration of the put options						0
Total equity			$ 25,693			$ 25,693		$ 25,531